Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
Summary of operating lease right-of-use assets and the amortization
The operating lease right-of-use assets and the amortization were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	172,643	188,844
Less: accumulated amortization	(47,438)	(56,194)
Total	125,205	132,650

Summary of components of lease cost
The components of lease costs were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating lease costs	47,163	47,828	51,536
Short-term lease costs	4,234	3,675	3,210
Total	51,397	51,503	54,746
The lease cost was allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling, General and administrative expenses	20,359	28,272	31,246
Research and development expenses	31,038	23,231	23,500
Total	51,397	51,503	54,746

	As of December 31,
	2023	2024
Weighted average remaining lease term (years):
Operating leases	6.14	5.59

Weighted average discount rate:
Operating leases	8.65%	8.06%
Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	40,173	31,218	39,012

Right-of-use assets obtained in exchange for lease obligations
Operating leases	51,621	56,098	28,484

Schedule of future minimum lease payments
Future minimum lease payments as of December 31, 2024, including rental payments for lease renewal options the Group is reasonably certain to exercise were as follows:

As of December 31,
2024
RMB
2025	44,594
2026	40,165
2027	30,133
2028	26,129
2029	20,357
2030 and thereafter	40,248
Total lease payments	201,626
Less imputed interest	(39,288)

Present value of lease liabilities	162,338
Operating lease liabilities, current	40,918
Operating lease liabilities, non-current	121,420